Significant Accounting Policies, Leases (Details) $ in Thousands		1 Months Ended	3 Months Ended
	Nov. 05, 2018 Agreement	Apr. 30, 2018 USD ($)	Dec. 31, 2019 Agreement Vessel	Sep. 30, 2019 Agreement
Leases [Abstract]
Number of time charter agreements			5
Number of time charters commenced	1		2	2
Number of vessels having scrubbers installed | Vessel			5
Impairment charge | $		$ 0
Minimum [Member]
Leases [Abstract]
Term of time charter agreements			1 month
Maximum [Member]
Leases [Abstract]
Term of time charter agreements			60 months
Long-Term Time Charter Agreements [Member] | Minimum [Member]
Leases [Abstract]
Term of time charter agreements			33 months
Long-Term Time Charter Agreements [Member] | Maximum [Member]
Leases [Abstract]
Term of time charter agreements			60 months